Investment Strategy	Apr. 30, 2026
Large Company Growth Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stock of companies with larger market capitalizations within the market capitalization range and composition of the companies composing the Russell 1000® Index (as of December 31, 2025, this range was between approximately $1.3 billion and $4.53 trillion). The market capitalization and composition of the companies in the Russell 1000® Index are subject to change.
The Portfolio engages in leverage by investing in Russell 1000 Growth Index derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. A Russell 1000 Growth Index derivative is a derivative contract, typically a swap agreement, that uses the Russell 1000 Growth Index as its reference asset. The portion of the Portfolio invested in Russell 1000 Growth Index derivatives seeks to track the daily performance of the Russell 1000 Growth Index (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the Russell 1000 Growth Index. In addition to swaps, the Portfolio may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the Portfolio’s 80% test, Russell 1000 Growth Index derivatives will be counted as common stocks of companies with larger market capitalizations and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration between zero and two years. The Portfolio may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Portfolio invests in companies that historically have above average earnings, cash flow growth or sales growth and retention of earnings, and often such companies have above average price to earnings ratios. The Portfolio may focus its investments in companies in one or more economic sectors.
The Portfolio may invest more of its assets in the securities of a single issuer or a smaller number of issuers.
The Portfolio uses a multi-manager strategy where Wilshire and multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of AllianceBernstein, L.P. (“AllianceBernstein”), Los Angeles Capital Management LLC (“Los Angeles Capital”), Fred Alger Management, LLC (“Alger Management”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire manages the Swaps Strategy portion of the Portfolio.
AllianceBernstein stresses fundamental, bottom-up security analysis in identifying highly profitable businesses with the opportunity to reinvest profitably for long-term, non-cyclical growth that are priced at valuations that do not adequately reflect their long-term growth potential. AllianceBernstein conducts in-depth research to identify companies whose long-term fundamental performance is likely to persist in terms of both magnitude and duration.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Alger Management’s investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Alger Management invests primarily in companies whose securities are traded on U.S. or foreign exchanges or in the over-the-counter market. Alger Management believes companies undergoing positive dynamic change offer the best investment opportunities. Positive dynamic change refers to companies realizing high unit volume growth or companies undergoing positive lifecycle change. High unit volume growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive lifecycle change companies are, for example, companies benefiting from new regulations, a new product innovation or new management.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as large cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Strategy Portfolio Concentration [Text]	The Portfolio invests, under normal circumstances, at least 80% of its net assets in common stock of companies with larger market capitalizations within the market capitalization range and composition of the companies composing the Russell 1000® Index (as of December 31, 2025, this range was between approximately $1.3 billion and $4.53 trillion).
Large Company Value Portfolio Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range of the Russell 1000® Index (as of December 31, 2025, this range was between approximately $1.3 billion and $4.53 trillion). The market capitalization range of the Russell 1000® Index is subject to change.
The Portfolio engages in leverage by investing in Russell 1000 Value Index derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. A Russell 1000 Value Index derivative is a derivative contract, typically a swap agreement, that uses the Russell 1000 Value Index as its reference asset. The portion of the Portfolio invested in Russell 1000 Value Index derivatives seeks to track the daily performance of the Russell 1000 Value Index (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the Russell 1000 Value Index. In addition to swaps, the Portfolio may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the Portfolio’s 80% test, Russell 1000 Value Index derivatives will be counted as common stocks of companies with larger market capitalizations and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration that does not exceed one year. The Portfolio may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S. or locally on foreign exchanges, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).
The Portfolio uses a multi-manager strategy where Wilshire and multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Los Angeles Capital Management LLC (“Los Angeles Capital”), Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the Portfolio and Wilshire manages the Portfolio’s Swaps Strategy.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 50-80 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
In managing its portion of the Portfolio, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balances sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation. MFS may invest its portion of the Portfolio in foreign securities. MFS normally invests its portion of the Portfolio across different industries and sectors, but MFS may invest a significant percentage of its portion of the Portfolio in issuers in a single industry or sector. MFS uses an active bottom-up investment approach to buying and selling investments for its portion of the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
The Portfolio may appeal to you if:
•you are a long-term investor;
•    you seek growth of capital;
•    you believe that the market will favor a particular investment style, such as large cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•    you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Strategy Portfolio Concentration [Text]	The Portfolio invests under normal circumstances, at least 80% of its net assets in the common stock of companies with larger market capitalizations-within the market capitalization range of the Russell 1000® Index (as of December 31, 2025, this range was between approximately $1.3 billion and $4.53 trillion).
Small Company Growth Portfolio Series
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Growth Index (as of December 31, 2025, this range was between approximately $13.68 million and $25.99 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Growth Index are subject to change.
The Portfolio invests in companies that historically have above average earnings or above average sales growth and retention of earnings, often such companies have above average price to earnings ratios. The Portfolio may invest in foreign securities, including emerging market securities.
The Portfolio uses a multi-manager strategy where multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Lord, Abbett & Co. LLC (“Lord Abbett”), Los Angeles Capital Management LLC (“Los Angeles Capital”), and Ranger Investment Management, L.P (“Ranger”) manage a portion of the Portfolio.
Lord Abbett uses fundamental analysis to look for micro-cap companies that Lord Abbett believes have the potential for more rapid growth than the overall economy. Lord Abbett seeks to identify micro-cap companies that generally exhibit faster-than-average gains in earnings and that the portfolio management team expects to continue profit growth at a high level. Lord Abbett evaluates companies based on an analysis of their financial statements, products and operations, market sectors and interviews with management.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Ranger’s investment team searches for quality growth companies by implementing a bottom-up, fundamental research driven security selection process. In the research process, Ranger focuses on identifying small- and mid-capitalization U.S. equities characterized by accelerating revenue and earnings growth, high recurring revenues, strong balance sheets and free cash flow generation. In addition to extensive quantitative analysis, Ranger gives careful consideration to qualitative analysis and judgment of the management team, accounting practices, corporate governance, and the company’s competitive advantage. Ranger utilizes proprietary systems to monitor portfolios, to better understand risks and identify companies that violate Ranger’s sell disciplines. Ranger seeks to identify problem stocks early and enhance performance by removing them before they become significant problems.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as small-cap growth stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Strategy Portfolio Concentration [Text]	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Growth Index (as of December 31, 2025, this range was between approximately $13.68 million and $25.99 billion) at the time of purchase.
Small Company Value Portfolio
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2025, this range was between approximately $4.96 million and $31.29 billion) at the time of purchase. The market capitalization range and composition of the companies in the Russell 2000® Value Index are subject to change.
The Portfolio invests, generally, in companies with relatively low price to book value ratios, relatively low price to earnings ratios and relatively high dividend yields (dividend yields for small companies are generally less than those of large companies).
The Portfolio uses a multi-manager strategy where multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the
Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of Diamond Hill Capital Management, Inc. (“Diamond Hill”), Los Angeles Capital Management LLC (“Los Angeles Capital”), and Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”) manage a portion of the Portfolio.
In managing its portion of the Portfolio, Diamond Hill focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, Diamond Hill concentrates on the fundamental economic drivers of the business. The primary focus is on a “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
In managing its portion of the Portfolio, Hotchkis & Wiley seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market. Hotchkis & Wiley employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, Hotchkis & Wiley employs a disciplined, “bottom-up” investment process based on a proprietary model that is augmented with internally-generated fundamental research. Hotchkis & Wiley seeks broad diversified exposure to these investment opportunities by holding approximately 300-400 portfolio securities. With the exception of diversification guidelines, Hotchkis & Wiley does not employ pre-determined rules for sales; rather, Hotchkis & Wiley evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.
The Portfolio may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you believe that the market will favor a particular investment style, such as small-cap value stocks, over other investment styles in the long term and you want a more focused exposure to that investment style; or
•you own other funds or stocks which provide exposure to some but not all investment styles and would like a more complete exposure to the equity market.

Strategy Portfolio Concentration [Text]	The Portfolio invests substantially all of its assets in the common stock of companies with smaller market capitalizations—generally within the range of companies comprising the Russell 2000® Value Index (as of December 31, 2025, this range was between approximately $4.96 million and $31.29 billion) at the time of purchase.
Wilshire 5000 IndexSM Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Index Fund invests at least 80% of its assets in the equity securities of companies included in the Index that are representative of the Index (as of December 31, 2025, this range was between approximately $27 million and $4.53 trillion and 30% of the Index is invested in companies in the information technology sector). The Index Fund normally holds stocks representing at least 97% of the total market value of the Index.
The Index is an unmanaged index that measures the performance of all equity securities of U.S. headquartered issuers with readily available price data. The Index includes approximately 3,500 stocks, with each stock weighted according to its float-adjusted market value. This means that companies having larger stock capitalizations will have a larger impact on the market value of the Index. The Index has been computed continuously since 1974 and is published daily in many major U.S. news outlets and is the broadest measure of the U.S. equity market.
The Index Fund seeks to minimize variance relative to the Index and may use enhanced “stratified sampling” techniques in an attempt to replicate the performance of the Index. Stratified sampling is a technique that uses sector weighting and portfolio characteristics profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark. The Index Fund may invest in the common stock of companies of any size, including small-cap companies.
Los Angeles Capital Management LLC (“Los Angeles Capital”) manages the Index Fund using a passive investment approach for portfolio construction. Los Angeles Capital uses sector weighting and portfolio characteristic profiling to keep the Index Fund within acceptable parameter ranges relative to the benchmark.
The Index Fund may appeal to you if:
•you are a long-term investor;
•you seek growth of capital;
•you seek to capture investment returns that are representative of the entire U.S. equity market;
•you seek to potentially reduce risk through broad diversification across large and small capitalization stocks and value and growth stocks; or
•you seek an index fund which, unlike a traditional index fund, includes the equity securities of small- and mid-capitalization companies as well as large capitalization companies.

Strategy Portfolio Concentration [Text]	The Index Fund invests at least 80% of its assets in the equity securities of companies included in the Index that are representative of the Index (as of December 31, 2025, this range was between approximately $27 million and $4.53 trillion and 30% of the Index is invested in companies in the information technology sector).
Wilshire International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Fund primarily invests in equity securities of established companies that the subadvisers believe have favorable characteristics and that are listed on foreign exchanges.
The International Fund primarily invests in companies organized outside of the United States or companies that are organized in the United States, but primarily operate outside of the United States or derive a significant portion of their revenues outside of the United States. The International Fund intends to diversify its investments in operating companies among at least three different countries. The International Fund also invests in emerging market securities (securities of issuers based in countries with developing economies). The Portfolio may invest in foreign securities, including securities in emerging markets.
The International Fund engages in leverage by investing in MSCI EAFE Index (USD) derivatives or MSCI Emerging Market Index (USD) derivatives, the notional value of which equals approximately 20% of the Portfolio’s net assets. The Portfolio’s derivatives exposure is backed by a portfolio of fixed income securities representing approximately 20% of the Portfolio’s net assets. An MSCI EAFE Index (USD) derivative or MSCI Emerging Market Index (USD) derivative is a derivative contract, typically a swap agreement, that uses the MSCI EAFE Index (USD) or MSCI Emerging Market Index (USD) as its reference asset. The portion of the International Fund invested in derivatives seeks to track the daily performance of the MSCI EAFE Index (USD) or MSCI Emerging Market Index (USD) (the “Swaps Strategy”) and invests in such derivatives in addition to or in place of companies within the MSCI EAFE Index (USD) derivative or MSCI Emerging Market Index (USD). In addition to swaps, the International Fund may invest in other types of derivatives including options, futures, options on futures, and other similar instruments. For purposes of the International Fund’s 80% test, MSCI EAFE Index (USD) derivatives and MSCI Emerging Market Index (USD) derivatives will be counted as equity securities and will be valued at notional value rather than market value.
Fixed income securities held by the Portfolio may include bonds, debt securities, asset-backed and mortgage-backed securities and other similar instruments. The fixed income securities are typically expected to have a duration between 0 and 2 years. The International Fund may also invest in fixed-income securities of foreign governments and companies and in currency forward agreements and spot transactions to facilitate settlement of multi-currency investments. The International Fund may invest in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The International Fund may invest in companies of any market capitalization, including small-cap companies. The International Fund may invest equity securities of other investment companies, including exchange-traded funds.
The International Fund uses a multi-manager strategy where Wilshire and multiple subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. Each of WCM Investment Management LLC (“WCM”), Los Angeles Capital Management LLC (“Los Angeles Capital”), Pzena Investment Management, LLC (“Pzena”), Lazard Asset Management LLC (“Lazard”), and Voya Investment Management Co LLC (“Voya”) manage a portion of the International Fund’s portfolio and Wilshire manages the Portfolio’s Swaps Strategy.
WCM’s international equity strategy employs a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth.
Los Angeles Capital employs a quantitative investment process for security selection and risk management. Los Angeles Capital utilizes its proprietary Dynamic Alpha Stock Selection Model® to build equity portfolios that adapt to market conditions. The model considers a range of valuation, earnings and management characteristics to identify current drivers of return.
Pzena has a “classic” value investment philosophy; it seeks to buy very good businesses at very low prices. Pzena focuses exclusively on companies that it believes are underperforming their historically demonstrated earnings power. Pzena applies intensive fundamental research to such companies to determine whether the problems that caused the earnings shortfalls are temporary or permanent. Pzena invests in a company only when it judges that the company’s problems are temporary, the company’s management has a viable strategy to generate earnings recovery, and Pzena believes there is meaningful downside protection in case the earnings recovery does not materialize. Pzena generally sells a security when it believes there are more attractive opportunities available, or there is a change in the fundamental characteristics of the issuer.
In managing its portion of the International Fund, Lazard selects securities ranked according to four independent proprietary measures: growth, value, sentiment and quality. Growth potential is measured by looking at the consistency of earnings and sales over the past few years and then by leveraging this data, along with margins, research and development, capital expenditures, cash flow growth and other reported financial metrics to project future growth potential.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
Strategy Portfolio Concentration [Text]	The International Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.
Wilshire Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Income Fund seeks to achieve its investment objectives by investing at least 80% of its total assets in a portfolio of income producing securities of varying maturities across a variety of fixed income securities including, but not limited to, U.S. Government, investment grade, below investment grade, unrated, mortgage-backed, and other asset-backed securities. Derivative investments that provide exposure to debt securities or have similar economic characteristics to the income securities in which the Portfolio invests may be used to satisfy the Income Fund’s 80% policy.
The Income Fund has the flexibility to invest in a broad range of fixed-income securities in both developed and emerging market countries. The Income Fund will generally allocate its assets among several types of securities. The Income Fund may also invest in U.S. Dollar-denominated or non-U.S. Dollar-denominated fixed-income securities; fixed income securities issued by U.S. and non-
U.S. governments, their agencies and instrumentalities; mortgage-related and other asset backed securities (such as collateralized debt obligations (CDO), collateralized loan obligations (CLO), and collateralized mortgage obligations (CMO)); foreign currencies; registered investment companies, including closed-end funds and exchange-traded funds (ETFs); and derivative instruments, such as options, futures, forwards, forward currency contracts, or swap agreements.
The Income Fund may invest an unlimited amount of its assets in securities that provide exposure to any investment sector and its exposure to any one investment sector will vary over time. The Portfolio may invest in foreign securities, including securities in emerging markets.
There is no limit on the average maturity of the Income Fund’s securities. The targeted weighted average duration of the portfolio is consistent with the Bloomberg U.S. Universal Index, which has a weighted average duration of 5.76 years as of December 31, 2025. However, it is expected that the Income Fund may deviate substantially from the benchmark duration, with a lower and upper bound of 1 and 10 years, respectively.
The Income Fund may invest without limitation in high-yield debt securities, which may include securities having the lowest rating for non-subordinated debt instruments (i.e., rated C by Moody’s Investors Service or CCC+ or lower by Standard & Poor’s Ratings Services and Fitch Ratings) and unrated securities determined to be of comparable investment quality. The Income Fund expects its allocation to unrated and below investment grade debt to range from 30% to 70% of its assets. The Income Fund also may invest in investment grade securities, bank loans, commercial paper, private placements, unregistered or restricted securities (including securities issued in reliance on Regulation D, Rule 144A and Regulation S) and convertible debt (which may result in equity received in a conversion or a workout).
The Income Fund may also use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (typically lines of credit) for investment purposes.
The Income Fund may invest without limitation in derivative instruments, such as options, futures, forwards, or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in this Prospectus or the Income Fund’s Statement of Additional Information. The Income Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market. The Income Fund may use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The Income Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Income Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).
The Income Fund may invest up to 10% of its total assets in convertible, preferred stocks and dividend-paying common stocks.
The Income Fund uses a multi-manager strategy where subadvisers employ different strategies with respect to separate portions of the Portfolio in order achieve the Portfolio’s investment objective. Wilshire typically allocates the Portfolio’s assets among the Portfolio’s subadvisers in accordance with its outlook for the economy and the financial markets. DoubleLine® Capital LP (“DoubleLine”), Manulife Investment Management (US) LLC (“Manulife”) and Voya Investment Management Co LLC (“Voya”) each manage a portion of the Income Fund’s portfolio.
DoubleLine expects to allocate its portion of the Income Fund’s assets in response to changing market, financial, economic, and political factors and events that the portfolio manager believes may affect the values of the Income Fund’s investments. DoubleLine seeks to manage its portion of the Income Fund’s duration based on DoubleLine’s view of, among other things, future interest rates and market conditions.
Manulife looks for investments that are appropriate in terms of yield, credit quality, structure and liquidity. Relative yield analysis and risk/reward ratios are the primary considerations in selecting securities.
In managing its portion of the Portfolio, Voya focuses on managing a broad array of fixed income investment opportunities, including but not limited to U.S. government securities, securities of foreign governments, and supranational organizations; bank loans; notes that can invest in securities with any credit rating; mortgage-backed, asset-backed debt securities and other structured credit securities, commercial paper and debt securities of foreign issuers, including emerging market countries. In addition, Voya may also invest in its affiliated registered investment companies.
Strategy Portfolio Concentration [Text]	The Income Fund may invest up to 10% of its total assets in convertible, preferred stocks and dividend-paying common stocks.